ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	12 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
Joypub Holding Limited (“Joypub”)	December 9, 2020	BVI	100%
Gamehaus Holding Inc. (Gamehaus Holding)	August 02, 2023	Cayman Islands	100%
Gamehaus PTE LTD (“Gamehaus SG”)	May 25, 2022	Singapore	100%
Gamehaus Limited (“Gamehaus HK”)	January 7, 2021	Hong Kong	100%
Gamepromo Co., Limited (“Gamepromo”)	May 17, 2021	Hong Kong	100%
Shanghai Haoyu Technology Co., Ltd. (“Haoyu SH”)	September 30, 2022	PRC	100%
Chongqing Haohan Network Technology Co., Ltd. (“Haohan CQ”)	March 4, 2021	PRC	100%
Beijing Haoyou Network Technology Co., Ltd. (“Haoyou BJ”)	April 8, 2021	PRC	100%
Chongqing Fanfengjian Network Technology Co., Ltd. (“Fanfengjian CQ”)	April 16, 2021	PRC	70%
Shanghai Fanfengjian Network Technology Co., Ltd. (“Fanfengjian SH”)	November 19, 2021	PRC	70%
Shanghai Kuangre Network Technology Co., Ltd. (“Kuangre SH”)	August 25, 2016	PRC	100%
Dataverse Co., Limited (“Dataverse”)	September 9, 2016	Hong Kong	100%
Avid.ly Co., Limited (“Avid.ly”)	June 21, 2017	Hong Kong	100%